Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plans
Components Of Net Periodic Pension Cost
Service cost	$ 213	$ 219	$ 223
Interest cost	409	376	370
Expected return on plan assets	(586)	(585)	(546)
Prior service credit amortization	(4)	(4)	(1)
Actuarial loss amortization	5	9	5
Net periodic pension cost (benefit)	37	15	51
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial (loss) gain arising during the year	(54)	239	(286)
Net actuarial loss amortized during the year	5	9	5
Net prior service credit (cost) arising during the year	261	0	23
Net prior service credit amortized during the year	(4)	(4)	(1)
Total recognized in other comprehensive income (loss)	(208)	(244)	259
Total recognized in net periodic pension cost and other comprehensive income (loss)	171	229	(310)
Postretirement Welfare Plans
Components Of Net Periodic Pension Cost
Net periodic pension cost (benefit)	(6)	(7)	(10)
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Total recognized in other comprehensive income (loss)	$ 1	$ (1)	$ (10)